Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Current assets:
Cash and cash equivalents	$ 6,929	$ 5,013
Accounts receivable, net of allowance for doubtful accounts of $172 and $145 at June 30, 2013 and 2012, respectively	40,971	35,481
Inventory	3,287	3,296
Prepaid expenses	7,706	12,660
Other current assets	3,479	4,766
Total current assets	62,372	61,216
Other assets	17,061	16,567
Property and equipment, net	217,799	219,513
Oil and gas interests, net	7,470	7,223
Other intangible assets, net	69,811	74,591
Goodwill	138,312	142,690
Total assets	512,825	521,800
Current liabilities:
Accounts payable	1,724	963
Accrued expenses and other current liabilities	39,413	37,540
Current portion of long-term debt		575
Total current liabilities	41,137	39,078
Long-term debt	220,244	215,417
Asset retirement obligation	551	516
Deferred income tax liability	40,327	42,713
Class B-Series Three common share liability	2,393	3,231
Other liabilities	13,691	13,027
Total liabilities	318,343	313,982
Shareholders' equity
Paid in Share Capital	434,236	404,857
Accumulated deficit	(231,850)	(191,319)
Accumulated other comprehensive loss	(7,904)	(5,720)
Total shareholders' equity	194,482	207,818
Total liabilities and shareholders' equity	$ 512,825	$ 521,800